General and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States (“GAAP”) for complete financial statements.

The financial statements for the three months ended March 31, 2014 and 2013 are unaudited. In the opinion of management, these financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations for such periods.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of the collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and other product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

These financial statements should be read in conjunction with the financial statements and notes thereto included in Holdings’ 2013 Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission on March 4, 2014.

Operating results for the three months ended March 31, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.

Comparatives	Comparatives Certain comparative balances for the three months ended March 31, 2013 have been reclassified conform to the current method of presentation.
Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2014, Holdings adopted the amendments to guidance issued by the FASB on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The amendments require entities to present an unrecognized tax benefit netted against certain deferred tax assets when specific requirements are met. The adoption of this guidance did not have a material impact on the financial position, results of operations or cash flows of Holdings.

Recently Issued Accounting Guidance	Recently Issued Accounting Guidance There was no new accounting guidance issued by the FASB during the three months ended March 31, 2014 that was deemed to be applicable to Holdings.